Document and Entity Information	Apr. 21, 2022
Cover [Abstract]
Entity Registrant Name	SINCLAIR BROADCAST GROUP INC
Amendment Flag	false
Entity Central Index Key	0000912752
Document Type	8-K
Document Period End Date	Apr. 21, 2022
Entity Incorporation State Country Code	MD
Entity File Number	000-26076
Entity Tax Identification Number	52-1494660
Entity Address, Address Line One	10706 Beaver Dam Road
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	(410)
Local Phone Number	568-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $ 0.01 per share
Trading Symbol	SBGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false